Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets

(6) Goodwill and Intangible Assets

The components of intangible assets excluding goodwill at March 31, 2013 and 2014 were as follows:

	Yen (Millions)
	2013		2014
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intangible assets subject to amortization:
Software	¥2,306	1,624	¥1,623	852
Customer relationships	2,549	573	1,184	482
Patented technologies	4,995	1,037	—	—
Developed technologies	7,524	1,652	—	—
Other	2,005	473	640	336

	19,379	5,359	3,447	1,670

Intangible assets not subject to amortization:
In-process technologies	1,589	—	1,544	—
Other	224	—	224	—

	1,813	—	1,768	—

Intangible assets:
Balance at end of year	¥21,192	5,359	¥5,215	1,670

Aggregate amortization expense for the years ended March 31, 2012, 2013 and 2014 was ¥2,512 million, ¥2,285 million and ¥2,162 million, respectively. Estimated amortization expense for the next five years ending March 31 is ¥655 million in 2015, ¥742 million in 2016, ¥625 million in 2017, ¥575 million in 2018, and ¥196 million in 2019, respectively.

During the year ended March 31, 2014, as a result of lower than expected future cash flows and changes in the business environment including a larger-than-expected contraction in the semiconductor test equipment market, chiefly in the smartphone semiconductor test space, Advantest recognized impairment losses of ¥11,671 million and ¥228 million in its semiconductor and component test system segment and its mechatronics system segment, respectively. The total impairment loss of ¥11,899 million was included in cost of sales and impairment charge in the accompanying consolidated statements of operations.

Changes in the carrying amount of goodwill for the years ended March 31, 2013 and 2014 were as follows:

	Yen (Millions)
	2013
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥21,911	—	14,585	36,496
Translation adjustments	3,069	—	2,105	5,174

Balance at end of year	24,980	—	16,690	41,670

	Yen (Millions)
	2014
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥24,980	—	16,690	41,670
Acquisition of subsidiary	—	—	1,252	1,252
Translation adjustments	2,295	—	1,629	3,924

Balance at end of year	27,275	—	19,571	46,846

Advantest performed its annual impairment test for goodwill at the reporting unit level and identified no impairments at March 31, 2012, 2013 and 2014.